Derivative and Other Financial Instruments (Fair Values of Outstanding Derivative Instruments in the Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Total	$ 63	$ 45
Derivative liabilities
Total	23	37
Level 2
Derivative assets
Total	63	45
Derivative liabilities
Total	23	37
Derivatives designated as hedges: | Other current assets | Foreign exchange | Level 2
Derivative assets
Foreign exchange	12	24
Derivatives designated as hedges: | Other current assets | Commodities | Level 2
Derivative assets
Commodities	25	13
Derivatives designated as hedges: | Other non-current assets | Commodities | Level 2
Derivative assets
Commodities	4	3
Derivatives designated as hedges: | Accounts payable and accrued liabilities | Foreign exchange | Level 2
Derivative liabilities
Foreign exchange, designated as hedges	8	28
Derivatives designated as hedges: | Accounts payable and accrued liabilities | Commodities | Level 2
Derivative liabilities
Commodities	0	3
Derivatives designated as hedges: | Other non-current liabilities | Foreign exchange | Level 2
Derivative liabilities
Foreign exchange, designated as hedges	0	1
Derivatives not designated as hedges: | Other current assets | Commodities | Level 2
Derivative assets
Commodities	22	5
Derivatives not designated as hedges: | Accounts payable and accrued liabilities | Foreign exchange | Level 2
Derivative liabilities
Foreign exchange, not designated as hedges	0	5
Derivatives not designated as hedges: | Accounts payable and accrued liabilities | Commodities | Level 2
Derivative liabilities
Commodities	$ 15	$ 0